Financial Assets and Financial Liabilities (Trade and Other Payables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	¥ 1,294,138	¥ 2,142,402
Bills payables	26,196	673,900
Amounts due to related parties excluded contract liabilities	3,655,724	5,708,394
Subtotal	4,976,058	8,524,696
Interest payable	1,246	1,686
Dividends payable	29,522	29,144
Construction payable	299,205	277,184
Other liabilities	1,169,776	439,119
Subtotal of other payables	1,499,749	747,133
Total trade and other payables	¥ 6,475,807	¥ 9,271,829